Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of calculation of basic and diluted net loss per share

Year ended December 31, 2021
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(28,048)	$(4,361)	$(32,409)
Numerator for basic and diluted EPS – loss available to common stockholders	$(28,048)	$(4,361)	$(32,409)
Denominator:
Weighted-average common shares outstanding	150,424,024	23,386,029	173,810,053
Denominator for basic and diluted EPS – weighted-average common stock	150,424,024	23,386,029	173,810,053
Basic and diluted loss per share	$(0.19)	$(0.19)	$(0.19)

Year ended December 31,
	2020	2019
Numerator:
Allocation of undistributed earnings	$(162,745)	$(99,697)
Numerator for basic and diluted EPS – loss available to common stockholders	$(162,745)	$(99,697)
Denominator:
Weighted-average common shares outstanding	6,056,574	5,838,103
Denominator for basic and diluted EPS – weighted-average common stock	6,056,574	5,838,103
Basic and diluted loss per share	$(26.87)	$(17.08)

Schedule of anti-dilutive common equivalent shares

	2021	2020	2019
Outstanding options to purchase common stock	16,243,532	26,708,329	15,254,566
Outstanding restricted stock units	3,577,894	1,894,897	—
Outstanding warrants	20,652,837	—	—
Outstanding convertible preferred stock (Series A through D)	—	107,197,118	107,197,118
Total anti-dilutive common equivalent shares	40,474,263	135,800,344	122,451,684